BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Maturity	Annual Rate	Currency	As of
				June 30, 2025	December 31, 2024
Corporate revolving credit facility	June 29, 2030	SOFR plus 1.3%	US$	$113	$300
Commercial paper(1)	September 14, 2025	4.9%	US$	1,145	850

Non-current:
Medium-term notes:
Public - Canadian	November 14, 2027	5.6%	C$	331	313
Public - Canadian	September 11, 2028	4.2%	C$	515	487
Public - Canadian	October 9, 2029	3.4%	C$	515	487
Public - Canadian	July 27, 2030	5.7%	C$	367	348
Public - Canadian	September 1, 2032	2.9%	C$	367	348
Public - Canadian	February 14, 2033	6.0%	C$	184	174
Public - Canadian	April 25, 2034	5.4%	C$	294	278
Public - Canadian	April 25, 2052	5.8%	C$	147	139
Public - Canadian	July 27, 2053	6.0%	C$	147	139

Subordinated notes:
Public - United States	March 15, 2055	6.8%	US$	300	300
Public - Canadian	September 1, 2055	5.6%	C$	184	—
Public – United States	May 24, 2081	5.0%	US$	250	250
Public – United States	May 31, 2084	7.3%	US$	158	158
				5,017	4,571
Deferred financing costs and other				(29)	(29)
Total				$4,988	$4,542
1.Maturity and annual rate associated with our commercial paper program represents a weighted average of all outstanding obligations as of June 30, 2025.

	As of
US$ MILLIONS	June 30, 2025	December 31, 2024
Current	$3,490	$2,838
Non-current	44,150	43,714
Total	$47,640	$46,552